UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22274

Nuveen New Jersey Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Municipal Value Fund (NJV)
	January 31, 2012

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.6% (5.4% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
$ 150	4.750%, 6/01/34	6/17 at 100.00	B2	$ 112,485
1,750	5.000%, 6/01/41	6/17 at 100.00	B2	1,320,638
1,900	Total Consumer Staples			1,433,123
	Education and Civic Organizations – 9.0% (8.7% of Total Investments)
100	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Refunding	No Opt. Call	AAA	101,343
	Series 2008K, 3.300%, 7/01/12
40	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	No Opt. Call	AA–	41,500
	Series 2005E, 3.750%, 7/01/13 – AGM Insured
900	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Kean University, Series	9/19 at 100.00	A2	1,004,661
	2009A, 5.500%, 9/01/36
30	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds Series 2010-2,	12/20 at 100.00	Aa3	32,667
	5.000%, 12/01/30
1,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2009A,	6/19 at 100.00	AA	1,117,490
	5.625%, 6/01/30
2,070	Total Education and Civic Organizations			2,297,661
	Energy – 3.9% (3.8% of Total Investments)
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	Ba2	1,000,920
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
	Health Care – 26.2% (25.6% of Total Investments)
525	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	2/15 at 100.00	BBB	533,111
	2005A, 5.000%, 2/15/25
220	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%, 11/15/37	11/17 at 100.00	A	239,646
2,000	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA–	2,192,840
	Series 2009A, 5.500%, 7/01/38 – AGC Insured (UB)
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	1,014,390
	Center, Series 2006B, 5.000%, 7/01/36
70	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	No Opt. Call	BBB	73,707
	Care System, Refunding Series 2011A, 5.625%, 7/01/37
750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	No Opt. Call	BBB–	803,438
	Healthcare System Obligated Group Issue, Series 2008, 6.000%, 7/01/18
705	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/16 at 100.00	A2	721,074
	System, Refunding Series 2006, 5.000%, 7/01/36
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	7/12 at 100.00	N/R	925,420
	Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured
220	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	2/14 at 100.00	A+	230,866
	Obligated Group, Series 2009, 6.625%, 2/15/32
6,490	Total Health Care			6,734,492
	Housing/Multifamily – 4.7% (4.6% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-
	Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
100	5.750%, 6/01/31	6/20 at 100.00	Baa3	108,600
50	5.875%, 6/01/42	6/20 at 100.00	Baa3	53,866
1,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/19 at 100.00	A+	1,035,720
	2009A, 4.950%, 5/01/41
1,150	Total Housing/Multifamily			1,198,186
	Housing/Single Family – 2.0% (2.0% of Total Investments)
500	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,	10/21 at 100.00	Aa1	526,145
	Series 2011A, 4.500%, 10/01/29
	Tax Obligation/General – 6.7% (6.6% of Total Investments)
100	Bloomfield Township Board of Education, Essex County, New Jersey, General Obligation Bonds,	No Opt. Call	AA–	106,720
	Series 2011, 3.000%, 9/01/16
55	Essex County, New Jersey, General Obligation Bonds, Series 2005A, 5.000%, 6/01/13 – AGM Insured	No Opt. Call	Aa2	58,127
25	Hamilton Township Atlantic County School District, New Jersey, General Obligation Bonds,	No Opt. Call	Aa3	25,403
	Series 2003, 3.750%, 7/15/12 – AGM Insured
10	Hillsborough Township School District, Somerset County, New Jersey, General Obligation School	No Opt. Call	AA–	12,056
	Bonds, Series 2001, 5.375%, 10/01/16 – AGM Insured
255	Millville, New Jersey, General Obligation Bonds, Improvement Series 2011, 5.000%, 11/01/14 –	No Opt. Call	AA–	282,780
	AGM Insured
50	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series	No Opt. Call	N/R	53,737
	2005, 5.000%, 12/01/14 – AMBAC Insured
150	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series	No Opt. Call	N/R	164,342
	2006, 5.000%, 12/01/15 – AMBAC Insured
150	Monmouth County Improvement Authority, New Jersey, Governmental Loan Revenue Bonds, Series	No Opt. Call	N/R	167,345
	2007, 5.000%, 12/01/16 – AMBAC Insured
30	North Bergen Township, New Jersey, General Obligation Bonds, General Improvement Series 2009,	No Opt. Call	AA–	34,373
	4.000%, 2/01/17
50	Passaic County, New Jersey, General Obligation Bonds, Series 2004, 3.500%, 3/15/15 –	No Opt. Call	Aa3	53,347
	NPFG Insured
100	Readington Township, New Jersey, General Obligation Bonds, General Improvement Series 2011,	No Opt. Call	AA	103,331
	4.000%, 1/15/13
100	Ridgewood, New Jersey, General Obligation Bonds, Series 2005, 4.000%, 7/01/12	No Opt. Call	AAA	101,588
100	Swedesboro Woolwich Consolidated School District, Gloucester County, New Jersey, General	No Opt. Call	Aa3	106,946
	Obligation Bonds, Series 2006, 4.500%, 1/15/14 – AGM Insured
150	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Refunding	No Opt. Call	AA+	164,282
	Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)
170	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue	6/21 at 100.00	Aaa	191,304
	Bonds, Series 2011, 5.000%, 6/15/41
100	Upper Freehold Township, New Jersey, General Obligation Bonds, Series 2012, 3.000%, 12/15/14	No Opt. Call	AA	105,821
	(WI/DD, Settling 2/01/12)
1,595	Total Tax Obligation/General			1,731,502
	Tax Obligation/Limited – 34.8% (33.9% of Total Investments)
25	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.000%,	No Opt. Call	Aa2	26,982
	12/15/13 – AGM Insured
630	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB–	673,527
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
50	5.500%, 6/15/16 – RAAI Insured	No Opt. Call	Baa3	54,859
115	5.625%, 6/15/18	6/12 at 100.00	BBB	115,233
1,000	5.750%, 6/15/34	6/14 at 100.00	BBB	1,038,370
700	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A+	749,238
	Transformatiom Program, Series 2008A, 5.250%, 10/01/38
2,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/19 at 100.00	A+	2,316,940
	Transformatiom Program, Series 2009A, 5.750%, 10/01/31
6,175	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A,	No Opt. Call	A+	1,427,228
	0.000%, 12/15/39
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	1,132,990
	2009A, 6.000%, 8/01/42
250	The Camden County Improvement Authority Camden County, New Jersey, County Guaranteed Loan	No Opt. Call	Aa2	252,975
	Revenue Bonds County Capital Program Series 2011, 2.000%, 1/15/13
105	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	112,027
	Series 2010A, 5.000%, 10/01/29
1,000	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan	10/19 at 100.00	BBB	1,023,260
	Notes,Series 2009A-1, 5.000%, 10/01/39
13,050	Total Tax Obligation/Limited			8,923,629
	Transportation – 5.4% (5.3% of Total Investments)
500	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991,	5/12 at 100.00	N/R	131,455
	7.100%, 11/01/31 (Alternative Minimum Tax) (4)
400	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	6/15 at 100.00	B	410,308
	Airlines Inc., Series 2003, 9.000%, 6/01/33 (Mandatory put 6/01/13) (Alternative Minimum Tax)
10	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16	No Opt. Call	A+	11,926
765	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	844,361
1,675	Total Transportation			1,398,050
	U.S. Guaranteed – 1.3% (1.3% of Total Investments) (5)
50	Matawan-Aberdeen Regional School District, Monmouth County, New Jersey, General Obligation	9/12 at 100.00	Aa3 (5)	51,345
	Bonds, Series 2003, 4.500%, 9/15/27 (Pre-refunded 9/15/12) – FGIC Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
15	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	18,444
120	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	135,176
60	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (5)	67,588
60	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Aaa	61,044
	Series 2002, 5.375%, 6/01/18 (Pre-refunded 6/01/12)
10	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	Aaa	10,671
	Series 2003, 6.375%, 6/01/32 (Pre-refunded 6/01/13)
315	Total U.S. Guaranteed			344,268
	Utilities – 1.6% (1.5% of Total Investments)
300	Industrial Pollution Control Financing Authority of Cape May County, New Jersey, Pollution	No Opt. Call	A	398,198
	Control Revenue Refunding Bonds, 1991 Series A Atlantic City Electric Company Project,
	6.800%, 3/01/21 – NPFG Insured
	Water and Sewer – 1.3% (1.2% of Total Investments)
100	Cape May County Municipal Utilities Authority, New Jersey, Revenue Bonds, Refunding Series	No Opt. Call	Aa1	104,884
	2002A, 5.750%, 1/01/13 – AGM Insured
220	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water	7/12 at 100.00	A	220,657
	Company, Series 1998A, 5.250%, 7/01/38 – FGIC Insured (Alternative Minimum Tax)
320	Total Water and Sewer			325,541
30,365	Total Long-Term Investments (cost $23,281,066) – 102.5%			26,311,715
	SHORT-TERM INVESTMENTS – 0.1% (0.1% of Total Investments)
	Tax Obligation/General – 0.1% (0.1% of Total Investments)
25	Brick Township, New Jersey, General Obligation Bonds, Variable Rate Demand Obligations, Series 2004A,	No Opt. Call	Aa2	25,000
	3.100%, 2/01/12
$ 25	Total Short-Term Investments ($25,000)			25,000
	Total Investments (cost $23,306,066) – 102.6%			26,336,715
	Floating Rate Obligations – (5.8)%			(1,500,000)
	Other Assets Less Liabilities – 3.2%			837,989
	Net Assets Applicable to Common Shares – 100%			$ 25,674,704

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$26,311,715	$—	$26,311,715
Short-Term Investments	—	25,000	—	25,000
Total	$—	$26,336,715	$—	$26,336,715

During the period ended January 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2012, the cost of investments was $21,711,388.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2012, were as follows:

Gross unrealized:
Appreciation	$3,257,285
Depreciation	(131,958)
Net unrealized appreciation (depreciation) of investments	$3,125,327

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Municipal Value Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         March 30, 2012